Risk and Capital Management - Summary of Breakdown of Indicators of Credit Quality (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 536,091	R$ 497,719
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 102,643	R$ 107,647
Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	68,812	60,290
Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	152,072	136,397
Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 459,626	R$ 417,386
Percentage of loan operations and lease operations portfolio	85.70%	83.90%
Stage 2 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 36,894	R$ 35,894
Percentage of loan operations and lease operations portfolio	6.90%	7.20%
Stage 3 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 39,571	R$ 44,439
Percentage of loan operations and lease operations portfolio	7.40%	8.90%
Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 875,039	R$ 812,334
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 170,113	R$ 180,063
Stage 1 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	113,571	97,742
Stage 1 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	195,640	175,399
Stage 1 [Member] | Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 779,230	R$ 713,214
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [Member] | Stage 1 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 152,131	R$ 156,353
Stage 1 [Member] | Stage 1 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	99,676	82,564
Stage 1 [Member] | Stage 1 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	174,255	152,384
Stage 1 [Member] | Stage 2 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 50,709	R$ 47,501
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [Member] | Stage 2 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 3,986	R$ 5,410
Stage 1 [Member] | Stage 2 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	7,778	7,713
Stage 1 [Member] | Stage 2 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	15,132	16,926
Stage 1 [Member] | Stage 3 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 45,100	R$ 51,619
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Stage 1 [Member] | Stage 3 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 13,996	R$ 18,300
Stage 1 [Member] | Stage 3 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	6,117	7,465
Stage 1 [Member] | Stage 3 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	6,253	6,089
Stage 1 [Member] | Loan Operations [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 536,091	R$ 497,719
Percentage of loan operations and lease operations portfolio	61.30%	61.20%
Stage 1 [Member] | Loan Operations [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 102,643	R$ 107,647
Stage 1 [Member] | Loan Operations [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	68,812	60,290
Stage 1 [Member] | Loan Operations [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	152,072	136,397
Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 459,626	R$ 417,386
Percentage of loan operations and lease operations portfolio	59.00%	58.50%
Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 90,716	R$ 91,442
Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	57,099	47,132
Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	134,323	117,448
Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 36,894	R$ 35,894
Percentage of loan operations and lease operations portfolio	72.80%	75.50%
Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 2,222	R$ 3,833
Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	5,875	6,001
Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	11,768	13,028
Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 39,571	R$ 44,439
Percentage of loan operations and lease operations portfolio	87.70%	86.10%
Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 9,705	R$ 12,372
Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	5,838	7,157
Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	5,981	5,921
Stage 1 [Member] | Commitments To Be Released [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 272,843	R$ 244,126
Percentage of loan operations and lease operations portfolio	31.10%	30.10%
Stage 1 [Member] | Commitments To Be Released [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 16,280	R$ 14,768
Stage 1 [Member] | Commitments To Be Released [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	42,124	35,095
Stage 1 [Member] | Commitments To Be Released [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	32,302	29,534
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 259,915	R$ 232,703
Percentage of loan operations and lease operations portfolio	33.30%	32.60%
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 1 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 16,054	R$ 14,100
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 1 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	40,105	33,203
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 1 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	29,090	25,867
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 2 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 11,670	R$ 9,863
Percentage of loan operations and lease operations portfolio	23.00%	20.80%
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 2 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 83	R$ 278
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 2 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,834	1,638
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 2 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,969	3,527
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 3 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,258	R$ 1,560
Percentage of loan operations and lease operations portfolio	2.80%	3.00%
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 3 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 143	R$ 390
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 3 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	185	254
Stage 1 [Member] | Commitments To Be Released [Member] | Stage 3 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	243	140
Stage 1 [Member] | Financial Guarantees [Member] | Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 59,689	R$ 63,125
Percentage of loan operations and lease operations portfolio	7.70%	8.90%
Stage 1 [Member] | Financial Guarantees [Member] | Stage 1 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 45,361	R$ 50,811
Stage 1 [Member] | Financial Guarantees [Member] | Stage 1 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,472	2,229
Stage 1 [Member] | Financial Guarantees [Member] | Stage 1 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	10,842	9,069
Stage 1 [Member] | Financial guarantee contracts [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 66,105	R$ 70,489
Percentage of loan operations and lease operations portfolio	7.60%	8.70%
Stage 1 [Member] | Financial guarantee contracts [member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 51,190	R$ 57,648
Stage 1 [Member] | Financial guarantee contracts [member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,635	2,357
Stage 1 [Member] | Financial guarantee contracts [member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	11,266	9,468
Stage 1 [Member] | Financial guarantee contracts [member] | Stage 2 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 2,145	R$ 1,744
Percentage of loan operations and lease operations portfolio	4.20%	3.70%
Stage 1 [Member] | Financial guarantee contracts [member] | Stage 2 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,681	R$ 1,299
Stage 1 [Member] | Financial guarantee contracts [member] | Stage 2 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	69	74
Stage 1 [Member] | Financial guarantee contracts [member] | Stage 2 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	395	371
Stage 1 [Member] | Financial guarantee contracts [member] | Stage 3 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 4,271	R$ 5,620
Percentage of loan operations and lease operations portfolio	9.50%	10.90%
Stage 1 [Member] | Financial guarantee contracts [member] | Stage 3 [Member] | Corporate [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 4,148	R$ 5,538
Stage 1 [Member] | Financial guarantee contracts [member] | Stage 3 [Member] | Small and medium businesses [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	94	54
Stage 1 [Member] | Financial guarantee contracts [member] | Stage 3 [Member] | Foreign loans - Latin America [member] | Foreign [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	29	28
Individuals [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	212,564	193,385
Individuals [member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	15,920	14,165
Individuals [member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	29,543	27,295
Individuals [member] | Payroll loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	46,878	44,716
Individuals [member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	41,968	39,796
Individuals [member] | Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	395,715	359,130
Individuals [member] | Stage 1 [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	15,920	14,165
Individuals [member] | Stage 1 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	195,003	173,643
Individuals [member] | Stage 1 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	95,915	86,794
Individuals [member] | Stage 1 [Member] | Payroll loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	46,878	44,716
Individuals [member] | Stage 1 [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	41,999	39,812
Individuals [member] | Stage 1 [Member] | Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	353,168	321,913
Individuals [member] | Stage 1 [Member] | Stage 1 [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	14,353	12,550
Individuals [member] | Stage 1 [Member] | Stage 1 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	175,662	159,253
Individuals [member] | Stage 1 [Member] | Stage 1 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	79,340	70,645
Individuals [member] | Stage 1 [Member] | Stage 1 [Member] | Payroll loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	44,156	42,115
Individuals [member] | Stage 1 [Member] | Stage 1 [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	39,657	37,350
Individuals [member] | Stage 1 [Member] | Stage 2 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	23,813	17,452
Individuals [member] | Stage 1 [Member] | Stage 2 [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,022	987
Individuals [member] | Stage 1 [Member] | Stage 2 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	14,208	9,380
Individuals [member] | Stage 1 [Member] | Stage 2 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	5,491	4,173
Individuals [member] | Stage 1 [Member] | Stage 2 [Member] | Payroll loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,024	733
Individuals [member] | Stage 1 [Member] | Stage 2 [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,068	2,179
Individuals [member] | Stage 1 [Member] | Stage 3 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	18,734	19,765
Individuals [member] | Stage 1 [Member] | Stage 3 [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	545	628
Individuals [member] | Stage 1 [Member] | Stage 3 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	5,133	5,010
Individuals [member] | Stage 1 [Member] | Stage 3 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	11,084	11,976
Individuals [member] | Stage 1 [Member] | Stage 3 [Member] | Payroll loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,698	1,868
Individuals [member] | Stage 1 [Member] | Stage 3 [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	274	283
Individuals [member] | Stage 1 [Member] | Loan Operations [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	212,564	193,385
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	15,920	14,165
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	78,255	67,413
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	29,543	27,295
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Payroll loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	46,878	44,716
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	41,968	39,796
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	177,488	161,364
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	14,353	12,550
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	65,227	57,073
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	14,125	12,290
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member] | Payroll loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	44,156	42,115
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 1 [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	39,627	37,336
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	17,029	13,032
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,022	987
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	8,489	6,027
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	4,427	3,108
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member] | Payroll loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,024	733
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 2 [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	2,067	2,177
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	18,047	18,989
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member] | Vehicles [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	545	628
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	4,539	4,313
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	10,991	11,897
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member] | Payroll loans [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,698	1,868
Individuals [member] | Stage 1 [Member] | Loan Operations [Member] | Stage 3 [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	274	283
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	182,137	164,729
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	116,748	106,230
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	65,358	58,483
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	31	16
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	174,666	159,533
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 1 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	110,435	102,180
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 1 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	64,201	57,339
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 1 [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	30	14
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 2 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	6,784	4,420
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 2 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	5,719	3,353
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 2 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,064	1,065
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 2 [Member] | Mortgages [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1	2
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 3 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	687	776
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 3 [Member] | Credit Cards [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	594	697
Individuals [member] | Stage 1 [Member] | Commitments To Be Released [Member] | Stage 3 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	93	79
Individuals [member] | Stage 1 [Member] | Financial Guarantees [Member] | Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,014	1,016
Individuals [member] | Stage 1 [Member] | Financial Guarantees [Member] | Stage 1 [Member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,014	1,016
Individuals [member] | Stage 1 [Member] | Financial guarantee contracts [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	1,014	1,016
Individuals [member] | Stage 1 [Member] | Financial guarantee contracts [member] | Personal loan [member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 1,014	R$ 1,016